Other Comprehensive Income and Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2017
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure [Text Block]

7.                       OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in the Company’s accumulated other comprehensive income (AOCI) for the three months ended March 31, 2017.

	Changes in Net Unrealized Gains on Investment Securities		Net Benefit Plan
(in millions)	Having No Credit Losses Recognized in the Consolidated Statement of Income	Having Credit Losses Recognized in the Consolidated Statement of Income	Assets and Obligations Recognized in Shareholders’ Equity	Net Unrealized Foreign Currency Translation	Total Accumulated Other Comprehensive Income (Loss)

Balance, December 31, 2016	$528	$202	$(703)	$(782)	$(755)

Other comprehensive income (OCI) before reclassifications	100	—	—	35	135
Amounts reclassified from AOCI	(7)	—	12	—	5

Net OCI, current period	93	—	12	35	140

Balance, March 31, 2017	$621	$202	$(691)	$(747)	$(615)

The following table presents the pre-tax components of the Company’s other comprehensive income and the related income tax expense for the three months ended March 31, 2017 and 2016.

(for the three months ended March 31, in millions)	2017	2016

Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	$144	$714
Income tax expense	51	247

Net of taxes	93	467

Having credit losses recognized in the consolidated statement of income	—	5
Income tax expense	—	2

Net of taxes	—	3

Net changes in benefit plan assets and obligations	17	16
Income tax expense	5	5

Net of taxes	12	11

Net changes in unrealized foreign currency translation	41	103
Income tax expense	6	13

Net of taxes	35	90

Total other comprehensive income	202	838
Total income tax expense	62	267

Total other comprehensive income, net of taxes	$140	$571

The following table presents the pre-tax and related income tax (expense) benefit components of the amounts reclassified from the Company’s AOCI to the Company’s consolidated statement of income for the three months ended March 31, 2017 and 2016.

(for the three months ended March 31, in millions)	2017	2016

Reclassification adjustments related to unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income (1)	$(10)	$(11)
Income tax expense (2)	(3)	(4)

Net of taxes	(7)	(7)

Having credit losses recognized in the consolidated statement of income (1)	—	11
Income tax benefit (2)	—	4

Net of taxes	—	7

Reclassification adjustment related to benefit plan assets and obligations:
Claims and claim adjustment expenses (3)	7	6
General and administrative expenses (3)	10	10

Total	17	16
Income tax benefit (2)	5	5

Net of taxes	12	11

Reclassification adjustment related to foreign currency translation (1)	—	—
Income tax benefit (2)	—	—

Net of taxes	—	—

Total reclassifications	7	16
Total income tax benefit	2	5

Total reclassifications, net of taxes	$5	$11

(1)     (Increases) decreases net realized investment gains (losses) on the consolidated statement of income.

(2)     (Increases) decreases income tax expense on the consolidated statement of income.

(3)     Increases (decreases) expenses on the consolidated statement of income.